Stock Options (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 842,121	$ 762,374	$ 286,248
Unamortized cost of outstanding stock-based awards		$ 801,000
Weighted average remaining vesting period		2 years
Number of stock options outstanding, shares	3,216,710	2,820,489	907,500	632,500
Options outstanding, intrinsic value	$ 2,659,000	$ 2,560,000
Number of option issued to purchase common stock	470,000	2,263,821	277,500
Exercise price, option granted	$ 1.76
Stock based compensation expense vesting period	1 year
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option issued to purchase common stock		1,718,262	1,375,000
Stock option expiration years		10 years	10 years
Stock based compensation expense vesting period	24 months	24 months
Stock option, volatility rate			76.26%
Stock option, discount rate			2.19%
Stock option, expected dividend rate		0.00%	0.00%
Stock option, expected term		6 years	5 years
Fair value of stock option grants		$ 1,045,000	$ 233,000
Amortization of stock option		$ 305,000
Employees [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, option granted		$ 0.50
Stock based compensation expense vesting period			0 months
Stock option, volatility rate		126.34%
Stock option, discount rate		1.60%
Employees [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, option granted		$ 2.79
Stock based compensation expense vesting period			36 months
Stock option, volatility rate		131.33%
Stock option, discount rate		2.45%
Seven Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option issued to purchase common stock		545,559
Stock option expiration years		10 years
Stock based compensation expense vesting period		24 months
Stock option, expected dividend rate		0.00%
Stock option, expected term		10 years
Fair value of stock option grants		$ 830,000
Seven Consultants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, option granted		$ 0.50
Stock option, volatility rate		126.34%
Stock option, discount rate		1.36%
Seven Consultants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, option granted		$ 2.34
Stock option, volatility rate		129.31%
Stock option, discount rate		2.40%
Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option issued to purchase common stock		545,559
Fair value of stock option grants		$ 183,450
Amortization of stock option		$ 136,473
Five Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option issued to purchase common stock			140,000
Stock based compensation expense vesting period			36 months
Stock option, discount rate			2.17%
Stock option, expected dividend rate			0.00%
Stock option, expected term			5 years
Fair value of stock option grants			$ 131,000
Number of stock options vested during the period			70,000
Five Consultants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiration years			3 years
Stock option, volatility rate			76.26%
Five Consultants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiration years			10 years
Stock option, volatility rate			107.51%